CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,996.6	$ 1,710.8	$ 2,274.9	$ 1,207.0
Restricted cash	86.1	154.0
Accounts receivable—net	191.5	230.9
Inventories	202.9	274.3
Deferred income taxes	84.0	60.0
Prepaid income taxes	34.8	33.4
Assets held for sale	0.0	74.3
Other current assets	18.6	92.4
Total current assets	2,614.5	2,630.1
Property, plant and equipment—net	5,525.8	4,101.7	3,900.5
Investments in and advances to affiliates	861.5	926.0
Goodwill	2,092.8	2,095.8
Noncurrent assets held for sale	0.0	679.0
Other assets	243.6	245.5
Total assets	11,338.2	10,678.1
Current liabilities:
Accounts payable and accrued expenses	589.9	564.1
Income taxes payable	16.0	73.3
Customer advances	325.4	120.6
Liabilities held for sale	0.0	26.8
Other current liabilities	48.4	43.5
Total current liabilities	979.7	828.3
Long-term debt	4,592.5	3,098.1
Deferred income taxes	818.6	833.2
Noncurrent liabilities held for sale	0.0	154.5
Other noncurrent liabilities	374.9	325.6
Stockholders' equity:
Preferred stock—$0.01 par value, 50,000,000 shares authorized	0.0	0.0
Common stock—$0.01 par value, 500,000,000 shares authorized, 2014—49,180,828 shares issued and 2013—56,733,712 shares issued	0.5	0.6
Paid-in capital	1,415.9	1,594.3
Retained earnings	3,175.3	3,725.6
Treasury stock—at cost, 2014—846,218 shares and 2013—885,518 shares	(222.2)	(201.8)
Accumulated other comprehensive loss	(159.8)	(42.6)	(49.6)	(99.3)
Total stockholders' equity	4,209.7	5,076.1
Noncontrolling interest	362.8	362.3	380.0	385.9
Total equity	4,572.5	5,438.4	$ 6,282.2	$ 4,932.9
Total liabilities and equity	$ 11,338.2	$ 10,678.1